                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sprucegrove Investment Management Ltd.
Address: 181 University Avenue, Suite 1300
         Toronto, Ontario, Canada
         M5H 3M7

Form 13F File Number: 28-11833

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Blake Murphy
Title: Chief Operating Officer
Phone: (416) 363-5854 x222

Signature, Place, and Date of Signing:


/s/ Blake Murphy                           Toronto, Ontario      August 12, 2008
-------------------------------------   ----------------------   ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1
Form 13F Information Table Entry Total:             109
Form 13F Information Table Value Total:   $3,876,904.82
                                            (thousands)

List of Other Included Managers:

Leith Wheeler Investment Counsel Ltd.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-_________________   Leith Wheeler Investment Counsel Ltd.

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7               COLUMN 8
--------------       -------- --------- ------------ ----------------------- ---------- -------- -----------------------------------
                                                                                                           VOTING AUTHORITY
                     TITLE OF               VALUE        SHRS OR    SH/ PUT/ INVESTMENT   OTHER  -----------------------------------
NAME OF ISSUER        CLASS     CUSIP      (X1000)       PRN AMT    PRN CALL DISCRETION MANAGERS      SOLE     SHARED      NONE
--------------       -------- --------- ------------ -------------- --- ---- ---------- -------- ------------- ------ --------------
3M COMPANY           COMMON   88579Y101    25,307.10     363,660.00          DEFINED                                      363,660.00
3M COMPANY           COMMON   88579Y101    51,809.76     744,500.00          SOLE                   603,900.00            140,600.00
AMERN INTL GROUP INC COMMON   026874107    20,976.59     792,766.00          DEFINED                                      792,766.00
AMERN INTL GROUP INC COMMON   026874107    52,651.04   1,989,830.00          SOLE                 1,600,560.00            389,270.00
APACHE CORP          COMMON   037411105    28,576.32     205,585.00          DEFINED                                      205,585.00
APACHE CORP          COMMON   037411105    61,987.05     445,950.00          SOLE                   361,050.00             84,900.00
BEMIS INC            COMMON   081437105    14,279.30     636,900.00          DEFINED                                      636,900.00
BEMIS INC            COMMON   081437105    36,874.17   1,644,700.00          SOLE                 1,319,000.00            325,700.00
BERKSHIRE HATHAWAY -
   CLASS A           CLASS A  084670108       241.50           2.00          SOLE                         2.00                    --
BERKSHIRE HATHAWAY -
   CLASS B           CLASS B  084670207    45,411.83      11,319.00          DEFINED                                       11,319.00
BERKSHIRE HATHAWAY -
   CLASS B           CLASS B  084670207   137,294.65      34,221.00          SOLE                    28,340.00              5,881.00
BORG WARNER
   AUTOMOTIVE INC    COMMON   099724106       231.04       5,200.00          SOLE                     4,700.00                500.00
BRISTOL MYERS SQUIBB COMMON   110122108    17,316.03     843,450.00          DEFINED                                      843,450.00
BRISTOL MYERS SQUIBB COMMON   110122108    41,294.04   2,011,400.00          SOLE                 1,627,000.00            384,400.00
BROWN FORMAN CORP    CLASS B  115637209     1,949.71      25,800.00          DEFINED                                       25,800.00
BROWN FORMAN CORP    CLASS B  115637209       264.50       3,500.00          SOLE                     3,500.00                    --
CARNIVAL CORP        COMMON   143658300    28,379.38     861,025.00          DEFINED                                      861,025.00
CARNIVAL CORP        COMMON   143658300    75,838.78   2,300,934.00          SOLE                 1,854,028.00            446,906.00
CEMEX S A B          ADR(10
                     ORD
                     SHRS)    151290889   302,008.16  12,227,051.00          SOLE                11,270,366.00            956,685.00
CHEMTURA CORP        COMMON   163893100        75.30      12,893.00          SOLE                    12,227.00                666.00
CITIGROUP INC        COMMON   172967101    13,241.07     790,040.00          DEFINED                                      790,040.00
CITIGROUP INC        COMMON   172967101    32,907.33   1,963,438.00          SOLE                 1,628,997.00            334,441.00
COLUMBIA SPORTSWEAR  COMMON   198516106     7,555.80     205,600.00          DEFINED                                      205,600.00
COLUMBIA SPORTSWEAR  COMMON   198516106    16,538.71     450,033.00          SOLE                   365,636.00             84,397.00
CRANE CO             COMMON   224399105    28,078.74     728,750.00          DEFINED                                      728,750.00
CRANE CO             COMMON   224399105    62,407.04   1,619,700.00          SOLE                 1,303,290.00            316,410.00
EAGLE MATERIALS      COMMON   26969P108     5,152.12     203,400.00          DEFINED                                      203,400.00
EAGLE MATERIALS      COMMON   26969P108    11,198.39     442,100.00          SOLE                   357,200.00             84,900.00
EMERSON ELEC CO      COMMON   291011104     1,787.62      36,150.00          DEFINED                                       36,150.00
EMERSON ELEC CO      COMMON   291011104     6,161.47     124,600.00          SOLE                   101,800.00             22,800.00
FORTUNE BRANDS INC   COMMON   349631101     2,446.47      39,200.00          DEFINED                                       39,200.00
GANNETT INC          COMMON   364730101    20,706.77     955,550.00          DEFINED                                      955,550.00
GANNETT INC          COMMON   364730101    44,606.83   2,058,460.00          SOLE                 1,653,670.00            404,790.00
GRANITE CONSTR INC   COMMON   387328107     7,434.77     235,800.00          DEFINED                                      235,800.00
GRANITE CONSTR INC   COMMON   387328107    16,452.35     521,800.00          SOLE                   432,900.00             88,900.00
HARLEY DAVIDSON INC  COMMON   412822108    25,157.19     693,800.00          DEFINED                                      693,800.00
HARLEY DAVIDSON INC  COMMON   412822108    55,854.90   1,540,400.00          SOLE                 1,234,500.00            305,900.00
HEARTLAND EXPRESS IN COMMON   422347104    13,803.68     925,800.00          DEFINED                                      925,800.00
HEARTLAND EXPRESS IN COMMON   422347104     1,758.56     117,945.00          SOLE                   117,945.00                    --
HOME DEPOT INC       COMMON   437076102    24,487.95   1,045,600.00          DEFINED                                    1,045,600.00
HOME DEPOT INC       COMMON   437076102    51,671.72   2,206,300.00          SOLE                 1,769,700.00            436,600.00
HONG KONG LAND HLD   USD0.10
                     (SING
                     QUOTE)   6434915      16,644.71   3,925,640.00          SOLE                 3,224,000.00            701,640.00
HUBBELL INC          CLASS B  443510201     8,141.85     204,210.00          DEFINED                                      204,210.00
HUBBELL INC          CLASS B  443510201    25,289.54     634,300.00          SOLE                   465,200.00            169,100.00
INTEL CORP           COMMON   458140100    23,868.47   1,111,195.00          DEFINED                                    1,111,195.00
INTEL CORP           COMMON   458140100    50,162.89   2,335,320.00          SOLE                 1,813,870.00            521,450.00
JOHNSON & JOHNSON    COMMON   478160104    43,703.27     679,255.00          DEFINED                                      679,255.00
JOHNSON & JOHNSON    COMMON   478160104   102,950.43   1,600,100.00          SOLE                 1,276,500.00            323,600.00
JPMORGAN CHASE & CO  COMMON   46625H100    12,655.24     368,850.00          DEFINED                                      368,850.00
JPMORGAN CHASE & CO  COMMON   46625H100    42,403.73   1,235,900.00          SOLE                 1,021,900.00            214,000.00
KEMET CORP           COMMON   488360108     2,695.03     831,800.00          DEFINED                                      831,800.00
KEMET CORP           COMMON   488360108    13,938.37   4,301,966.00          SOLE                 3,471,266.00            830,700.00
LEGGETT & PLATT INC  COMMON   524660107    15,817.46     943,200.00          DEFINED                                      943,200.00
LEGGETT & PLATT INC  COMMON   524660107    37,566.48   2,240,100.00          SOLE                 1,811,300.00            428,800.00
LENNAR CORP          CLASS B  526057302     4,593.18     413,800.00          DEFINED                                      413,800.00
LENNAR CORP          CLASS B  526057302     4,143.95     373,329.00          SOLE                   322,058.00             51,271.00
LIZ CLAIBORNE INC    COMMON   539320101     6,838.70     483,300.00          DEFINED                                      483,300.00
LIZ CLAIBORNE INC    COMMON   539320101    17,066.32   1,206,100.00          SOLE                 1,022,300.00            183,800.00
MARKEL CORP          COMMON   570535104    41,213.00     112,297.00          DEFINED                                      112,297.00
MARKEL CORP          COMMON   570535104   108,324.45     295,162.00          SOLE                   238,212.00             56,950.00
MERCK & CO INC       COMMON   589331107    26,146.12     693,715.00          DEFINED                                      693,715.00
MERCK & CO INC       COMMON   589331107    58,095.37   1,541,400.00          SOLE                 1,247,400.00            294,000.00
MICROSOFT CORP       COMMON   594918104    20,624.30     749,702.00          DEFINED                                      749,702.00
MICROSOFT CORP       COMMON   594918104    48,029.86   1,745,900.00          SOLE                 1,438,400.00            307,500.00
MOLEX INC            CLASS A  608554200    10,089.56     440,400.00          DEFINED                                      440,400.00
MOLEX INC            CLASS A  608554200    17,959.91     783,933.00          SOLE                   606,933.00            177,000.00
NABORS INDS LTD      COMMON   G6359F103    17,993.57     365,500.00          DEFINED                                      365,500.00
NABORS INDS LTD      COMMON   G6359F103    38,670.17     785,500.00          SOLE                   648,600.00            136,900.00
PETROLEO BRASILEIRO  ADR(2
                     ORD
                     SHRS)    71654V408   289,870.22   4,092,478.00          SOLE                 3,750,978.00            341,500.00
PFIZER INC           COMMON   717081103    36,685.25   2,099,900.00          DEFINED                                    2,099,900.00
PFIZER INC           COMMON   717081103    87,696.71   5,019,846.00          SOLE                 4,058,609.00            961,237.00
POSCO                ADR(0.25
                     ORD
                     SHRS)    693483109    81,097.96     624,888.00          SOLE                   579,888.00             45,000.00
REGAL BELOIT CORP    COMMON   758750103     4,081.35      96,600.00          DEFINED                                       96,600.00
REGAL BELOIT CORP    COMMON   758750103     8,065.53     190,900.00          SOLE                   143,700.00             47,200.00
RYANAIR HLDGS        SP ADR
                     (5 ORD)  783513104    40,788.95   1,422,705.00          SOLE                 1,365,505.00             57,200.00
SAMSUNG ELECTRS LTD  GDR 144A
                     (0.5
                     ORD)     796050888   223,561.93     748,342.00          SOLE                   688,302.00             60,040.00
SANDERSON FARMS      COMMON   800013104     3,124.06      90,500.00          DEFINED                                       90,500.00
SANDERSON FARMS      COMMON   800013104    10,517.42     304,676.00          SOLE                   232,076.00             72,600.00
SIMPSON MANUFACTURIN COMMON   829073105     3,485.03     146,800.00          DEFINED                                      146,800.00
SIMPSON MANUFACTURIN COMMON   829073105       543.65      22,900.00          SOLE                    22,700.00                200.00
SK TELECOM CO LTD    ADR(1/9
                     ORD)     78440P108   183,772.73   8,847,989.00          SOLE                 8,242,289.00            605,700.00
STANDEX INTL CORP    COMMON   854231107     6,343.70     305,868.00          DEFINED                                      305,868.00
STANDEX INTL CORP    COMMON   854231107       900.80      43,433.00          SOLE                    43,433.00                    --
STMICROELECTRONICS   ADR (1
                     ORD
                     SHARE)   861012102    72,099.55   6,979,627.00          SOLE                 6,506,517.00            473,110.00
SUPERIOR INDS INTL   COMMON   868168105     7,091.29     420,100.00          DEFINED                                      420,100.00
SUPERIOR INDS INTL   COMMON   868168105    22,264.72   1,319,000.00          SOLE                 1,053,710.00            265,290.00
TELEFONOS DE MEXICO  SP ADR
                     (20
                     SER L)   879403780    13,542.59     571,900.00          SOLE                           --            571,900.00
TELLABS INC          COMMON   879664100    12,004.21   2,581,550.00          DEFINED                                    2,581,550.00
TELLABS INC          COMMON   879664100    28,405.86   6,108,750.00          SOLE                 5,124,952.00            983,798.00
TELMEX INT SAB DE CV SP ADR
                     (20
                     SER L)   879690105   137,527.13   8,542,058.00          SOLE                 7,970,158.00            571,900.00
TIDEWATER INC        COMMON   886423102    16,959.82     260,800.00          DEFINED                                      260,800.00
TIDEWATER INC        COMMON   886423102    39,999.95     615,100.00          SOLE                   498,400.00            116,700.00
TIFFANY & CO         COMMON   886547108     1,230.65      30,200.00          DEFINED                                       30,200.00
TIMBERLAND CO        CLASS A  887100105    13,474.20     824,110.00          DEFINED                                      824,110.00
TIMBERLAND CO        CLASS A  887100105    34,065.42   2,083,512.00          SOLE                 1,698,012.00            385,500.00
UNITED TECHNOLOGIES  COMMON   913017109     2,258.22      36,600.00          DEFINED                                       36,600.00
UNITED TECHNOLOGIES  COMMON   913017109     6,071.28      98,400.00          SOLE                    78,700.00             19,700.00
V F CORP             COMMON   918204108     8,324.50     116,950.00          DEFINED                                      116,950.00
V F CORP             COMMON   918204108    33,774.91     474,500.00          SOLE                   380,900.00             93,600.00
VERIZON COMMUNICATNS COMMON   92343V104     5,713.56     161,400.00          DEFINED                                      161,400.00
VERIZON COMMUNICATNS COMMON   92343V104    18,847.31     532,410.00          SOLE                   450,688.00             81,722.00
WALGREEN CO          COMMON   931422109     3,277.01     100,800.00          DEFINED                                      100,800.00
WALGREEN CO          COMMON   931422109    10,760.81     331,000.00          SOLE                   267,200.00             63,800.00
WALT DISNEY CO       COMMON   254687106    13,908.96     445,800.00          DEFINED                                      445,800.00
WALT DISNEY CO       COMMON   254687106    39,043.68   1,251,400.00          SOLE                 1,020,600.00            230,800.00
WASHINGTON FED INC   COMMON   938824109    19,823.12   1,095,200.00          DEFINED                                    1,095,200.00
WASHINGTON FED INC   COMMON   938824109    43,229.10   2,388,348.00          SOLE                 1,934,368.00            453,980.00
WELLS FARGO & CO     COMMON   949746101    27,911.29   1,175,212.00          DEFINED                                    1,175,212.00
WELLS FARGO & CO     COMMON   949746101    56,958.76   2,398,260.00          SOLE                 1,939,160.00            459,100.00
                                        3,876,904.82 137,467,838.00                                                   137,467,838.00